FAIR VALUE MEASUREMENT - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value Measured on a Recurring Basis | Level III
Liabilities:
Contingent consideration related to 2017 acquisitions	$ 3,233	$ 32,233	$ 0
Prepaid forward contracts | Fair Value Measured on a Recurring Basis | Level II
Assets:
Derivative asset	72,554	52,545	10,956
Liabilities:
Derivative liability	13,706	162,049	13,158
Interest rate swap contracts | Fair Value Measured on a Recurring Basis | Level II
Liabilities:
Derivative liability	109,824	77,902	78,823
Investment securities pledged as collateral | Fair Value Measured on a Recurring Basis | Level I
Assets:
Investment securities	1,467,781	1,720,357	1,483,030
Money market funds (of which $14,700 is classified as restricted cash as of December 31, 2016)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted cash			14,700
Money market funds (of which $14,700 is classified as restricted cash as of December 31, 2016) | Fair Value Measured on a Recurring Basis | Level I
Assets:
Cash and cash equivalents	$ 1,121,432	$ 5,949	$ 100,139